INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The partnership is a flow-through entity for tax purposes and as such is not subject to Bermudian taxation. However, income taxes are recognized for the amount of taxes payable by the primary holding subsidiaries of the partnership (“Holding Entities”), any direct or indirect corporate subsidiaries of the Holding Entities and for the impact of deferred tax assets and liabilities related to such entities.

The components of net deferred tax liability are presented as follows:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets:
Non-capital losses (Canada)	$64	$60
Capital losses (Canada)	33	33
Net operating losses (United States)	465	351
Non-capital losses (foreign)	141	107
Tax credit carryforwards	27	27
Foreign currency	—	10
Other	42	43
	772	631
Deferred income tax (liabilities):
Properties	(3,630)	(3,146)
	(3,630)	(3,146)
Net deferred tax (liability)	$(2,858)	$(2,515)

The changes in deferred tax balances are presented as follows:

		Recognized in
(US$ Millions)	Dec. 31, 2019	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2020
Deferred tax assets	$631	$231	$(35)	$—	$8	$(63)	$772
Deferred tax (liabilities)	(3,146)	(393)	—	—	(91)	—	(3,630)
Net deferred tax (liability)	$(2,515)	$(162)	$(35)	$—	$(83)	$(63)	$(2,858)

		Recognized in
(US$ Millions)	Dec. 31, 2018	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2019
Deferred tax assets	$516	$117	$—	$(7)	$5	$—	$631
Deferred tax (liabilities)	(2,894)	(149)	(7)	—	(35)	(61)	(3,146)
Net deferred tax (liability)	$(2,378)	$(32)	$(7)	$(7)	$(30)	$(61)	$(2,515)

During 2020, the partnership and its subsidiaries have reevaluated certain net operating losses in entities that have been previously acquired and determined that the partnership does not expect to utilize those loses. As such, the partnership has written off $35 million of NOLs via equity. The partnership and its subsidiaries utilized certain tax attributes to reduce overall tax liabilities, resulting in a reduction of deferred tax assets in the amount of $63 million.

During 2019, the partnership and its subsidiaries deconsolidated certain investments in BSREP III investments. This resulted in the recognition of net deferred tax (liabilities) of $7 million. During 2019, the partnership and subsidiaries finalized purchase price allocations for certain business combinations. This resulted in a decrease of $7 million of net deferred tax assets being recognized. The partnership and its subsidiaries reclassified $61 million of certain tax credits from net deferred tax (liabilities) to other assets on the balance sheet.

The Holding Entities and their Canadian subsidiaries have deferred tax assets of $64 million (December 31, 2019 - $60 million) related to non-capital losses that will begin to expire in 2032, and $33 million (December 31, 2019 - $33 million) related to capital losses that have no expiry. The Holding Entities and their U.S. subsidiaries have deferred tax assets of $465 million (December 31, 2019 - $351 million) related to net operating losses that will begin to expire in 2026. The Holding Entities and their foreign subsidiaries, mainly in South Korea and India, have deferred tax assets of $141 million (December 31, 2019 - $107 million) related to non-capital losses which will begin to expire in 2021.
The gross deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized are as follows:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Unused tax losses - gross
Net operating losses (United States)	$24	$287
Net operating losses (foreign)	409	428
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$433	$715

The Holding Entities, their U.S. subsidiaries, and foreign subsidiaries have gross deductible temporary differences, unused tax losses, and unused tax credits which have not been recognized of $433 million (December 31, 2019 - $715 million) related to net operating losses. Approximately $159 million of the foreign net operating losses will expire by 2030. The remaining foreign net operating losses have no expiry. The majority of the U.S. net operating losses will begin to expire in 2035.

The aggregate amount of gross temporary differences associated with investments and interests in joint arrangements in subsidiaries for which deferred tax liabilities have not been recognized as of December 31, 2020 is approximately $10 billion (December 31, 2019 - $11 billion).

The major components of income tax expense include the following:

(US$ Millions) Years ended Dec. 31,	2020	2019	2018
Current income tax expense	$58	$164	$299
Deferred income tax expense (benefit)	162	32	(218)
Income tax expense	$220	$196	$81

The increase in income tax expense for the year ended December 31, 2020 compared to the prior year primarily relates to tax rate changes in jurisdictions in which the partnership holds investments.

Years ended Dec. 31,	2020	2019	2018
Statutory income tax rate	26%	26%	26%
Increase (decrease) in rate resulting from:
International operations subject to different tax rates	(35)%	(14)%	(10)%
Non-controlling interests in income of flow-through entities	8%	(4)%	(11)%
Change in tax rates applicable to temporary differences in other jurisdictions	(8)%	(3)%	(5)%
Other	(3)%	—%	2%
Effective income tax rate	(12)%	5%	2%

As the partnership is not subject to tax, the analyses used the applicable Canadian blended Federal and Provincial tax rate as the statutory income tax rate.